Other Gains	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Gains

	2017	2016	2015
	Million	Million	Million

Penalty and compensation income	1,118	764	658
Dividend income from unlisted securities	—	—	11
Others	1,271	1,204	1,131

	2,389	1,968	1,800